Benefit Plans - Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Pension Plans | U.S.
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Net gain (loss)	$ (3,328)	$ (2,305)
Gross amount recognized	(3,328)	(2,305)
Deferred income taxes	3,699	(840)
Net amount recognized	371	(3,145)
Defined Benefit Pension Plans | Foreign
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Net gain (loss)	(2,166)	(3,641)
Gross amount recognized	(2,166)	(3,641)
Deferred income taxes	968	3,031
Net amount recognized	(1,198)	(610)
Other Postretirement Benefits Plans
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax [Abstract]
Prior service credit	596	828
Net gain (loss)	(159)	(78)
Gross amount recognized	437	750
Deferred income taxes	(199)	(641)
Net amount recognized	$ 238	$ 109